Components Of Accrued Expenses And Other Payables (Detail) - USD ($) $ in Thousands		Jun. 30, 2015	Dec. 31, 2014
Schedule of Accrued Liabilities [Line Items]
Payable for purchase of equipment and services	[1]	$ 298,499	$ 323,647
Accrued interest on bank borrowings		324,383	251,264
Withholding individual income tax payable		15,704	15,744
Income tax payables		4,764	2,771
Accrued payroll and welfare		18,569	17,066
Other payable due to customers		53,937	54,644
Other payable due to litigation and claims		17,616	17,601
Other accruals and payable		276,094	287,262
Accrued expenses and other payables		$ 1,009,566	$ 969,999

[1]	Payable for purchase of equipment and services On February 9, 2015, the Group entered into settlement agreements with Yingcheng Group Co., Ltd. ("Yingcheng Group"), a company incorporated in Jiangsu Province with limited liability under the laws of China, and Wuxi Ruantie Consulting Co., Ltd. ("Wuxi Ruantie"), a company incorporated in Jiangsu Province with limited liability under the laws of China, regarding the Group's payables to these two entities, in an aggregate amount of US$67,202. Pursuant to these settlement agreements, the Group agreed to settle the outstanding payables due to these two entities through: (1) cash payments of US$14,924 according to a pre-determined payment schedule; and (2) exchange of the remaining payables of US$52,278 into an aggregate of 3.791% of the equity interests in Jiangxi LDK PV Silicon Technology Co., Ltd. ("LDKPV"), a subsidiary of the Group. The settlement agreements also stipulated that if LDKPV entered into another debt-to-equity exchange with other creditors at a more favorable price within one year period (i.e. from February 9, 2015 to February 8, 2016), these two entities shall receive additional equity interests in LDKPV to effect such adjustment.